Supplementary Financial Statements Information (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Term of debt issuance costs amortization	3 years 6 months
Debt interest rate	0.56%
Amortization of debt issuance costs	$ 547	$ 547	$ 1,094
Estimated fair value of the notes classified as Level 2 financial instruments	179,154		152,565
Exceeded principal amount	$ 20,846		$ 47,435